Intangible Aessets	12 Months Ended
Mar. 31, 2026
Intangible Aessets [Abstract]
INTANGIBLE AESSETS
10.	INTANGIBLE AESSETS

Intangible assets, net is the following:

	As of March 31,
	2025	2026
	$	$
At cost:
Customer relationship^	-	537
Less: Accumulated amortization	-	(5)

Intangible assets, net	-	532

Intangible assets consist of customer relationships acquired in connection with Group’s acquisition of Regent on March 1, 2026. The customer relationship represents the existing contracts and relationships with Regent’s customers as of the acquisition date.

^	Refer to Note 3 – Acquisition for further details regarding the acquisition of Regent Feinbau Adermann GmbH.

Total amortization expense for the amortizable intangible assets was $nil and $5 during the years ended March 31, 2025 and 2026.

The estimated amortization expense for each of the next five years and thereafter is as follows:

Customer relationship
$
Years ending March 31,
2027	90
2028	90
2029	90
2030	90
2031	90
Thereafter	82
Total	532